Fair Value (Fair Value of Assets and Liabilities Measured on a Recurring Basis) (Details) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Derivatives, assets	¥ 22,057	¥ 26,880
Subordinated interests resulting from securitization	34,066	115,417
Assets	252,558	395,922
Derivatives, liabilities	(10,988)	(15,135)
Level 1 [Member]
Derivatives, assets
Subordinated interests resulting from securitization
Assets	154,722	206,771
Derivatives, liabilities
Level 1 [Member] | Equity Securities [Member]
Investments in securities	145,069	156,879
Level 1 [Member] | Corporate Debt Securities [Member]
Investments in securities
Level 1 [Member] | Governments Debt Securities [Member]
Investments in securities	3,219	43,989
Level 1 [Member] | Other Debt Securities [Member]
Investments in securities	6,434	5,903
Level 2 [Member]
Derivatives, assets	22,057	26,880
Subordinated interests resulting from securitization
Assets	30,844	44,801
Derivatives, liabilities	(10,988)	(15,135)
Level 2 [Member] | Equity Securities [Member]
Investments in securities	747	2,971
Level 2 [Member] | Corporate Debt Securities [Member]
Investments in securities	5,154	6,426
Level 2 [Member] | Governments Debt Securities [Member]
Investments in securities	13	167
Level 2 [Member] | Other Debt Securities [Member]
Investments in securities	2,873	8,357
Level 3 [Member]
Derivatives, assets
Subordinated interests resulting from securitization	34,066	115,417
Assets	66,992	144,350	149,997
Derivatives, liabilities
Level 3 [Member] | Equity Securities [Member]
Investments in securities
Level 3 [Member] | Corporate Debt Securities [Member]
Investments in securities	32,926	28,933
Level 3 [Member] | Governments Debt Securities [Member]
Investments in securities
Level 3 [Member] | Other Debt Securities [Member]
Investments in securities
Equity Securities [Member]
Investments in securities	145,816	159,850
Corporate Debt Securities [Member]
Investments in securities	38,080	35,359
Governments Debt Securities [Member]
Investments in securities	3,232	44,156
Other Debt Securities [Member]
Investments in securities	¥ 9,307	¥ 14,260